Annual Fund Operating Expenses - PUTNAM MINNESOTA TAX EXEMPT INCOME FUND II	May 31, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.84%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.59%
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.59%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.55%